Exhibit 99.17

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300801680	26f457f6-516a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Collateral Desktop Analysis fee reflected in section B and paid to the Lender on the final Closing Disclosure should be listed in section A of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300806425	b3a97267-54a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	08/24/2018: rate lock	08/24/2018: Audit reviewed evidence of Rate Lock, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300806425	d76f1020-54a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees threshold is $XX,XXX.XX vs. actual points & fees of $XX,XXX.XX, a difference of $X,XXX.XX.	08/24/2018: fees
08/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Lender QM Status Report) submitted to verify Par Rate and Bona Fide Discount points is deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300806425	ce46604b-54a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
300806425	f98b0c0d-54a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The “Verification Fees” paid to the third-party service provider should be itemized. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300806425	94ecc4f8-53a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects no Appraisal Management Fee with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Management Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/29/2018: PCCD LOX
08/29/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300806425	c666088b-54a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300789256	6e308f2d-24e5-4908-b81a-af09fe30cc76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300789256	c7625fa8-d754-42c8-bbda-42e0c3b47b87	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE reflects a Discount Fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount Fee of $X,XXX.XX for refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/30/2018: Lender provided COC dated XX/XX/XXXX reflecting discount fee increased to $XXXX.XX. Condition cleared.
300789256	18d21f0f-83e2-4d60-ab05-c4f67db5f1f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Collateral Desktop Analysis fee and Project Questionnaire in section B of the final Closing Disclosure are paid to the lender and not the actual service provider.  Provided re-disclosed CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300806715	a5deb2b0-149c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.	08/20/2018: LOX08/16/2018: Fraud Report
08/20/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.08/16/2018: Audit reviewed and all red flags are not cleared. Lender to address all red flags with comments. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 70.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300865363	a1e64c4e-2aa6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Disposable income per month is $XX,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  24.63%

300824383	a1667346-7179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Alt A Settlement Statement or CD from the Borrower's departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  The Alt A Settlement Statement provided in the loan file is an Estimated figures.  Additional conditions may apply.
07/13/2018: Received final, certified settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves No Mortgage Lates UW Guides required 0 x 30 days late inthe most recent 12 mohths; credit report verifies 25 months payment history with no late payments reported General Comp Factor 1 Co-Borrower has 42 years  in Field

300824383	9f41375f-7079-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The AUS guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.		07/13/2018: Received 4506-T signed at application for both borrowers. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves No Mortgage Lates UW Guides required 0 x 30 days late inthe most recent 12 mohths; credit report verifies 25 months payment history with no late payments reported General Comp Factor 1 Co-Borrower has 42 years  in Field

300824383	420e2d09-7179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per the AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year.  Signed XXXX returns not provided.

07/23/2018: Please clear this condition the signed 1040 Please rescind this condition. The 4506T was rejected due to limitations. The tax returns were validated with limitations returned and proof of filing.

07/23/2018: Audit reviewed executed XXXX Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Condition cleared. 07/18/2018: Lender sent email to client requesting exception, pending response. Condition remains. 07/13/2018:  Audit reviewed Lender's rebuttal and disagrees.  AUS requires signed tax returns for self-employed co-borrower.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves No Mortgage Lates UW Guides required 0 x 30 days late inthe most recent 12 mohths; credit report verifies 25 months payment history with no late payments reported General Comp Factor 1 Co-Borrower has 42 years  in Field

300824383	e7e4ddc9-7279-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The Appraisal invoice in file reflects the total charges for the appraisal is $XXX however; the LE and final CD both charged $XXX.  A valid COC dated XX/XX/XXXX reflects there was an additional $XXX charged to the Borrower in the amount of $XXX and a $XXX refund was due to the borrower.  Provided a corrected CD to the borrower, a copy of the refund and letter of explanation to the borrower.  Additional conditions may apply.
07/12/2018: Please see revised CD along with $XXX refund to borrower. Please clear the condition.
07/12/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves No Mortgage Lates UW Guides required 0 x 30 days late inthe most recent 12 mohths; credit report verifies 25 months payment history with no late payments reported General Comp Factor 1 Co-Borrower has 42 years  in Field

300824383	655de884-7379-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves No Mortgage Lates UW Guides required 0 x 30 days late inthe most recent 12 mohths; credit report verifies 25 months payment history with no late payments reported General Comp Factor 1 Co-Borrower has 42 years  in Field

300824383	c65ba107-7479-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provide in the loan file.		07/06/2018: A CDA report reflecting a value $XXX,XXX.XXX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves No Mortgage Lates UW Guides required 0 x 30 days late inthe most recent 12 mohths; credit report verifies 25 months payment history with no late payments reported General Comp Factor 1 Co-Borrower has 42 years  in Field

300755425	f535d3e7-9a62-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	DU required a paystub for the borrower dated no earlier than 30 days prior to the initial loan application date. The Borrower's paystub in file > 30 days prior to the initial loan application date.		06/19/2018: Received borrower’s pay stub dated within 30 days of the application date. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with  8.0 months reserves Years in Field Borrower has 9 years in the field

300755425	80c1454c-6663-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed XXXX returns not provided for coborrower.		06/15/2018: This is a DU High Balance loan, Signed tax returns are not required for salaried borrowers. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with  8.0 months reserves Years in Field Borrower has 9 years in the field

300755425	011135bf-9b62-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with  8.0 months reserves Years in Field Borrower has 9 years in the field

300761353	291dbae9-cc6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS	AUS was run with borrower listed as FTHB, Borrower is not a FTHB.
06/22/2018: Please clear this condition the Co-Borrower is a FTHB she does not own their current residence only the primary Borrower does. settlement statement for the sale of the REO is only in the Borrowers name as seller.
06/25/2018: Audit reviewed lender's response and confirmed co-borrower is a FTHB per settlement statement and signed final application. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.17 No Mortgage Lates UW Guides require 0 x 60  days late in the most recent 12 months, credit report verifes 99 months with no late payments reported. Years in Primary Residence Borrower has resided in departure residence for 12  years

300761353	12c6e25c-dd6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.
06/27/2018: Audit consulted with the Client, and has determined that the co-borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.17 No Mortgage Lates UW Guides require 0 x 60  days late in the most recent 12 months, credit report verifes 99 months with no late payments reported. Years in Primary Residence Borrower has resided in departure residence for 12  years

300761353	4e38d8cf-15ef-4470-9cbf-9ba38da16db3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX the maximum Points and Fees permitted by $XXX.XX.		06/25/2018: Lender provided Price Sheet reflecting par rate. Audit able to confirm Discount Points of $XXXX.XX are bona fide. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.17 No Mortgage Lates UW Guides require 0 x 60  days late in the most recent 12 months, credit report verifes 99 months with no late payments reported. Years in Primary Residence Borrower has resided in departure residence for 12  years

300761353	c00ae6e3-dc6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The CD signed at closing was incomplete.		Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.17 No Mortgage Lates UW Guides require 0 x 60  days late in the most recent 12 months, credit report verifes 99 months with no late payments reported. Years in Primary Residence Borrower has resided in departure residence for 12  years

300761353	b6fd33f0-c66f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.17 No Mortgage Lates UW Guides require 0 x 60  days late in the most recent 12 months, credit report verifes 99 months with no late payments reported. Years in Primary Residence Borrower has resided in departure residence for 12  years

300759928	d8b0a20e-ac4d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective on or prior to the Note date was not provided.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  50.10 months reserves

300762225	cabeb110-b55c-4407-86b2-89b1769f29b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		05/04/2018: Finding is deemed non-material and rated an B.
300760584	cf7b1f56-0b60-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300761350	e3d74cac-8354-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $X. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 29.30 months reserves

300761350	a5f94f44-6554-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		5/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 29.30 months reserves

300863377	12a647ce-059c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application executed by the borrower(s) was not provided.	08/14/2018: Please see attachment	08/14/2018: Audit reviewed executed Final Application, and has determined that documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300863377	f1ce4802-069c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Missing executed close order for line of credit paid off at closing.	08/22/2018: Please rescind. There is no HELOC on title. Credit report shows as revolving. Our loan has first lien position on property.
08/22/2018: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that if a revolving account balance is to be paid off at or prior to closing, a monthly payment on the current outstanding balance does not need to be included in the borrower's long-term debt, i.e., not included in the debt-to-income (DTI) ratio. Such accounts do not need to be closed as a condition of excluding the payment from the DTI ratio. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300863377	ff06f8eb-059c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	The third-party fraud report reflects an alert. Evidence the Lender addressed alert not provided. Additional conditions may apply upon receipt.	08/14/2018: Please see attachment	08/14/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300863377	5cba95b3-fe9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the title when compared to the appraisal and mortgage.	08/27/2018: Updated Title provided.	08/29/2018: Lender provided updated title with corrected parcel number. Exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300863377	d3cedde1-069c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Flood Notice	Missing Flood Notice		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300863377	922b2aed-105b-4997-af1e-39fd97f97234	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300863377	8849f424-330c-4740-8f8d-1c7f31a64a91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

08/14/2018: The difference is due to the borrower requesting a lock extension on XX/XX/XXXX which reduced the credit for the rate. The related lock confirmation was included in the loan file. CD which was received by both borrowers on XX/XX/XXXX per the Disclosure History which was more than 3 days prior to closing on XX/XX/XXXX. Please rescind condition

08/14/2018: Audit reviewed the Lender Rebuttal, and has determined that the Rate Lock Confirmation dated XX/XX/XXXX reflect a relock for total $X,XXX.XX. Final CD Lender Credit includes a $XX increase in closing cost for a total of $X,XXX.XX. Initial CD dated XX/XX/XXXX confirms lender credit including relock. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300863377	598a8332-069c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 74.04% DTI is lower than guideline maximum UW Guides maximum DTI of 25.63%, loan qualified with DTI of 24.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  284.0 months reserves

300771698	2ee5033e-0a70-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close $XXX,XXX vs. final CD Estimated Cash to Close $XXX,XXX. Provide correct CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300765352	f61d9acf-356f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Verbal Verification of Employment	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.		06/21/2018: Audit acknowledges the client approved guideline exception for VOE outside of FNMA guidelines. QM requirements have been met. Loan will be rated a B.
FICO is higher than guideline minimum Loan qualified with FICO of 794 CLTV is lower than guideline maximum Loan qualified with CLTV of 72.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.30 months reserves

300765352	2157a9b1-226f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 794 CLTV is lower than guideline maximum Loan qualified with CLTV of 72.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51.30 months reserves

300802402	2fb6db60-546e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	The Flood Certificate was not provided in file.		06/26/2018: Received flood certificate. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45% CLTV is lower than guideline maximum Loan qualified with CLTV of 46.87% FICO is higher than guideline minimum Loan qualified with FICO of 774

300802402	37ac2685-365d-4a14-9dfc-d2e12fc86267	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/03/2018: Please see attached job aide. Please clear the condition.06/28/2018:  X% of the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid. A refund of $X,XXX.XX which includes interest will be paid to the borrower to bring the fees below the X% threshold.

07/03/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.06/28/2018:  Received explanation letter, copy of check and post consummation CD.  Missing job aid verifying PAR rate and evidence of delivery.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45% CLTV is lower than guideline maximum Loan qualified with CLTV of 46.87% FICO is higher than guideline minimum Loan qualified with FICO of 774

300802402	f35c8969-516e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/14/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45% CLTV is lower than guideline maximum Loan qualified with CLTV of 46.87% FICO is higher than guideline minimum Loan qualified with FICO of 774

300800978	d86308d4-3597-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing full fraud report. Only evidence of clearing of issues was provided.	08/09/2018: please see attached	08/09/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.62% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 82 months payment history with no late payments reported

300800978	9490ef6d-01bd-4e5e-99d5-13b23c901ac9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	"The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.62% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 82 months payment history with no late payments reported

300822515	cb7b6944-7aa1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.54% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.70 months’ reserves

300867355	e88d7554-3cb9-47ee-8eac-d7ab616da94b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/16/2018: please see attached job aid
08/16/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300867355	edd5b154-779a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial Closing Disclosure signed and dated XX/XX/XXXX per Disclosure History was not provided in the loan file.	08/16/2018: please see attached, disclosure history shows borrower received document	08/16/2018: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300824368	2a27b992-297a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent years. Signed return not provided.	Please Rescind. Tax Return stamped by IRS shows borrowers signature as well. Only one year is needed, VOB shows business started in XXXX.
07/13/2018:  Audit reviewed Lender's rebuttal and original loan file.  XXXX tax return, page 69, is signed and dated by the borrower and stamped by the IRS.  Per AUS, only 1 year is required if business has been in existence 5 or more years. Business license located on page 280.  Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves Years in Field Borrower has 13 years in Field   Years in Field Borrower has resided in subject for 4 years

300824368	3b65da0b-377a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.
07/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/06/2018: CDA submitted reflects the incorrect APN, the Appraisal and Mortgage APN do NOT match the CDA. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves Years in Field Borrower has 13 years in Field   Years in Field Borrower has resided in subject for 4 years

300787626	e6259fd7-ca65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	HOEPA Loan - not compliant	HOEPA Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum permitted under HOEPA, by $X,XXX.XX.		06/15/2018: Received evidence of PAR rate. Discount points are bona fide. Condition cleared.
300821363	28af71b0-1a6a-4e98-8ca9-c7765ff77b40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Borrowers and Sellers Real Estate Broker is missing.		The lender provided a re-disclosed CD and letter of explanation.
300821363	f130dcb9-6f7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786651	3299abfd-9775-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date for the Co-Borrower.
07/09/2018: Audit consulted with the Client, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition rescinded.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower resided in residence for 11 years

300786651	6edfb7d1-9775-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by lender's guidelines was not provided.	07/30/2018: Please clear this condition the I-797A is attached
07/30/2018: Audit reviewed the I-797A, and has determined that an I-797 permits an H-1B worker to stay temporarily in the U.S. during the validity of the H-1B foreign national's authorized stay. An H-1B foreign national can be employed only by the employer designated on the I-797 form.  The I-797 specifies the date to which an H-1B foreign national has authorization to be employed by the employer listed on the I-797.  The "A" on the I-797A is for change of status approved, which means the applicant can continue to remain in the U.S. and work. Documentation submitted is deemed acceptable. Condition cleared.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower resided in residence for 11 years

300786651	e297beb6-9775-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.

07/31/2018: Please clear condition. A condition is put on title company to not let loan close if they are not authorized to sign. No documents are given for this that I am aware of however. It is an FYI on closing instructions.

07/31/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.07/25/2018:   Lender provided a copy of the third-party fraud report. Alert for potential title issue states condition for verification allowed to sign on behalf of company.  Authorization not located in the file.  Condition remains.06/27/2018:   Lender provided a copy of the third-party fraud report. Alert for potential title issue states condition for verification allowed to sign on behalf of company.  Authorization not located in the file.  Condition remains.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower resided in residence for 11 years

300786651	16a4305d-9875-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for subject not provided.	07/30/2018: Please clear this condition the tax was calculated from the fair market value and tax rate.
07/30/2018: Audit reviewed the Lender Rebuttal, as well as tax documentation, and has determined that due to subject being new construction, the calculation was based on fair market value and tax rates. Documentation submitted is deemed acceptable. Condition cleared.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower resided in residence for 11 years

300866915	980c818f-5fa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.  Seller's Closing Statement provided in the file is Estimated.
08/30/2018: Please clear this condition; The final stamped CD is attached.
08/30/2018: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.868% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves

300866915	aca3e51f-5fa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.868% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves

300792184	9d848d66-278c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Missing Documentation	Missing cash flow analysis to confirm the withdrawal of funds for the transaction will not have a negative impact on the business.	Please clear condition. Income worksheet shows business is liquid and all funds can be used.
07/31/2018: Audit acknowledges the client approved guideline overlay exception for cash flow analysis outside of guidelines. Loan will be rated a B.07/30/2018: Pending Client response to Lender's email request.  07/26/2018: Audit reviewed Lender's rebuttal and disagrees.  High balance loans are underwritten to AUS, agency guidelines, Appendix Q and client overlays. Agency guidelines require a cash flow analysis.  Condition remains.

FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 736. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.40 months reserves. Years Self Employed 23.83 years self employed.

300792184	3f195683-288c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing Balance Sheet for S Corporation for all self employed business.	08/23/2018: Please see document and clear.
08/29/2018: Audit reviewed all XXXX/XXXX P&L and Balance Sheets for Business #1 and #2, and has determined that documentation was dated PRIOR to consummation and is deemed acceptable. Condition cleared. 08/23/2018: Audit reviewed YTD XXXX P&L and Balance Sheet for Business #1 (XXX XXXXX), and has determined that documentation was dated PRIOR to consummation and is deemed acceptable. HOWEVER, MISSING YTD XXXX P&L and Balance Sheet for Business #2 (XXXXXX XXXXXX). Condition remains.   07/30/2018:  Received XXXX P&L and Balance Sheet for business #2 (XXXXXX XXXXXX).  This is acceptable.  Received XXXX P&L and Balance Sheet for business #1 (XXXX XXXXXX).  XXXX YTD P&L and Balance Sheet not provided as required by Client overlays.  Condition remains.

FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 736. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.40 months reserves. Years Self Employed 23.83 years self employed.

300792184	f2b2360b-288c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD P&L Statement for S Corporation for all self employed business.	08/23/2018: Please see document and clear.
08/29/2018: Audit reviewed all XXXX/XXXX P&L and Balance Sheets for Business #1 and #2, and has determined that documentation was dated PRIOR to consummation and is deemed acceptable. Condition cleared. 08/23/2018: Audit reviewed YTD XXXX P&L and Balance Sheet for Business #1 (XXX XXXXX), and has determined that documentation was dated PRIOR to consummation and is deemed acceptable. HOWEVER, MISSING YTD XXXX P&L and Balance Sheet for Business #2 (XXXXXX XXXXXX). Condition remains.   07/30/2018:  Received XXXX P&L and Balance Sheet for business #2 (XXXXXX XXXXXX).  This is acceptable.  Received XXXX P&L and Balance Sheet for business #1 (XXXX XXXXXX).  XXXX YTD P&L and Balance Sheet not provided as required by Client overlays.  Condition remains.

FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 736. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.40 months reserves. Years Self Employed 23.83 years self employed.

300792184	a810e77b-298c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 736. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.40 months reserves. Years Self Employed 23.83 years self employed.

300792184	14faa1ed-0a70-4b82-901d-26a00b03d80e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE  reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $XXX.XX on the CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/02/2018: Received explanation letter, copy of check, air bill and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 736. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.40 months reserves. Years Self Employed 23.83 years self employed.

300792184	7069f152-278c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 736. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.40 months reserves. Years Self Employed 23.83 years self employed.

300792183	832aa3bd-8b63-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for each borrower was not provided.	06/26/2018: Please clear the following condition the credit reports attached;	06/26/2018: Audit reviewed Credit Report for ALL borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.73% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  132.3 months reserves Years on Job Borrower 2 has 35 years on job

300792183	5391b29f-8b63-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date for the coborrower.		06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.73% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  132.3 months reserves Years on Job Borrower 2 has 35 years on job

300792183	3569ad91-3264-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Guidelines require a paystub dated no earlier than 30 days prior to the loan application date. The paystub in file for the coborrower is dated > 30 days prior to the loan application date.	09/29/2018: Attached please find a paystub	06/29/2018: Audit reviewed co-borrower paystub, and has determined that the documentation submitted is within 30 days of Consummation date. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.73% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  132.3 months reserves Years on Job Borrower 2 has 35 years on job

300792183	bc58474f-8b63-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	LTV Exceeds Guideline Limit	Lender guidelines requires a maximum LTV of 80.00% however the current LTV of the subject is 84.32%. The DU Certificate reflects an LTV of 85.00%.	06/26/2018: Please rescind this condition; The maximum LTV for a purchase is 90%.	06/26/2018: Audit concurs with the Lender Rebuttal, and has determined that maximum LTV/CLTV for subject loan program is 90%. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.73% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  132.3 months reserves Years on Job Borrower 2 has 35 years on job

300792183	0ce3814b-831e-497f-9631-d73647b88d1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees of $XX,XXX.XX exceed Qualified Mortgage threshold of $XX,XXX.XX by $X,XXX.XX	06/12/2018: please see attached job aid
06/12/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.73% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  132.3 months reserves Years on Job Borrower 2 has 35 years on job

300789252	ef6242ec-9675-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.
07/09/2018: Audit consulted with the Client, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition rescinded.

Years in Field Borrower has 4 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 81 months payment history with no late payments repoirtd. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%

300789252	c4d1801b-9775-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Years in Field Borrower has 4 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 81 months payment history with no late payments repoirtd. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%

300794378	541f88b0-0b78-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	07/09/2018: Please clear this condition; The closeout letter is attached.	07/09/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.19% CLTV is lower than guideline maximum Loan qualified with CLTV of 25.19%

300794378	39f0912b-0d78-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing Mortgage Statement, property taxes statement and hazard insurance statement for the rental property.
08/06/2018: Please clear this condition the DTI is only affected by 1.388% with the increase of mortgage payment on the credit supplement. Please see attached 1008. The eligibility of the loan is not effected as it is less than 3% increase and DTI is way below guideline eligbility.07/27/2018: please rescind this condition the taxes and insurance are on Sch E XXXX/XXXX returns and mortgage is on credit report.

08/08/2018:  Received mortgage statement which reflects escrow is for taxes & insurance.  Condition cleared.08/06/2018: Audit reviewed the Lender Rebuttal, as well as all REO documentation, and has determined that sufficient evidence was NOT provided to verify Hazard Insurance. Tax form 1040 does NOT reflect yearly insurance on Schedule E nor is there a declarations page, therefore without any physical evidence of insurance, QM/ATR has NOT been met. Condition remains.  07/27/2018: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that a Mortgage Statement is required. XXXX Schedule E not provided for most current T&I on REO. Credit Report reflects a $X,XXX payment, however the 1003 reflects $X,XXX mortgage payment with other for $X,XXX.XX for a total of $X,XXX.XX.  Need clarification for XXXXX. Condition remains.

FICO is higher than guideline minimum Loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.19% CLTV is lower than guideline maximum Loan qualified with CLTV of 25.19%

300794378	46ac0aa3-1f77-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.19% CLTV is lower than guideline maximum Loan qualified with CLTV of 25.19%

300802475	46c0caf5-e873-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K1 for Business 6 Schedule E Statement 14of the XXXX tax return. If 25% greater ownership, additional conditions will apply.
07/24/2018: Please rescind. Borrower has less than 25% ownership and P&L and Balance sheet are not needed.07/20/2018: Please rescind. There are a total of 5 businesses not 6 on Sch E Statement 13. Please provide business name to be more clear if this cannot be cleared.

07/24/2018: Audit reviewed the Lender Rebuttal, as well documentation, and has determined that XXXX K1 reflects less than 25% ownership, no other documentation required. Requirements met for subject loan program type. Condition cleared.  07/20/2018: Audit reviewed the Lender Rebuttal, as well as K1 documentation, and has determined that the XXXX K1 for XXXXXX XXX is missing from the loan file. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.85% Years in Field Borrower has 17 years in Field   Years in Primary Residence UW Guides require 0 x 30 days late in the most recent 12 months;  credit report verifies 40 months payment history with no late payments reorted.

300802475	4c5100a2-82ab-4179-9326-fcaead0fe668	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

06/28/2018:  Audit reviewed Lender’s rebuttal and original loan file. Included fees:  Underwriting $XXX, originator compensation $XX,XXX, appraisal (affiliate) $XXX = $XX,XXX.  Threshold $XX,XXX.XX.  No violation.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.85% Years in Field Borrower has 17 years in Field   Years in Primary Residence UW Guides require 0 x 30 days late in the most recent 12 months;  credit report verifies 40 months payment history with no late payments reorted.

300804715	3ecaabf0-dcac-4f7d-974b-b55f2c648087	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	"The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email address of the Lender is missing. Provide re-disclosed CD and letter of explanation		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 46 months payment history with no late payments reported Years on Job Borrower has 6 years on the job

300804715	99cbd81b-d48d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		07/30/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 46 months payment history with no late payments reported Years on Job Borrower has 6 years on the job

300800953	01919359-987b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806001	eda14d3f-758b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
XX.XX% > XX% The Lender’s qualifying income for the Borrower included the co-borrower’s K1 income.   Lender guidelines reflects a DTI of 43.00%.  Due to the miscalculation of income, the actual DTI is 45.51%.
07/25/2018: Audit reviewed original loan file. Recalculated DTI 38.72% Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 79.88% Years on Job Borrower has 17.08 years on job Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  3.60 months reserves

300806001	a31e1220-758b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Missing executed order to close the Line of Credit.
07/27/2018:  Received executed closure letter.  Condition cleared.07/25/2018:  Document provided states the payoff statements is accurate and represents a complete payoff of their account to zero.  It is not an executed closure letter.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 79.88% Years on Job Borrower has 17.08 years on job Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  3.60 months reserves

300806146	543603c7-8779-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/25/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared. 07/18/2018: Document provided is not a fraud report. Conditions remains.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.05% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  13.20 months reserves

300806146	bcc3a191-8779-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.05% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  13.20 months reserves

300800943	57e845ad-7680-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 2nd lien note	A copy of the approval letter for the second lien was provided but a copy of the Note/Agreement was not provided.	07/18/2018: Please clear condition.
07/18/2018: Audit concurs with the Lender Rebuttal, and has determined that the loans closed simultaneously, therefore a Subordination Agreement is NOT required. Copy of executed HELOC was provided. Condition cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 113.40 months reserves

300800943	f78646d1-7680-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Subordination Agreement	A subordination agreement was not provided in the file and was not listed on the title.	07/18/2018: Please clear condition.	07/18/2018: Audit concurs with the Lender Rebuttal, and has determined that the loans closed simultaneously, therefore a Subordination Agreement is NOT required. Condition rescinded.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 113.40 months reserves

300800943	19c038fc-0c8d-4268-8f22-bce219a80789	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)
APR on final  CD is inaccurate and exceeds X.XXX% tolerance.  CD value of X.XXX% vs. calculated value of X.XXX% for a variance of X.XXX% over disclosed.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 113.40 months reserves

300804119	16b9a345-10a2-4263-9591-1618d74b7826	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing special info booklet		Non Material, This will be graded as a "B"
300804130	202cf2ae-f953-4a72-b2a2-0e9ad089bbba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

08/14/2018: We disagree, the initial CD was sent on XX/XX/XXXX and received by the borrower on XX/XX/XXXX (mailbox rule ). Also included was the re-disclosed CD for XX/XX/XXXX where borrower requested a lock extension. Please see attachments. Please rescind the condition.

08/14/2018: Audit reviewed initial CDs, and has determined that documentation submitted is deemed acceptable. Disclosure History on page 453 reflects documents e-signed by the borrower, timing requirements met. Condition cleared.

300805233	89ce6721-2c7b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822514	50db27cd-f97e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Documentation clearing the High Impact alert not provided.		07/18/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported Full Documentation Loan is full documentation of income.

300813228	2c85d914-5f88-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Note	Missing Copy of Note.		07/19/2018: Received executed note. Condition cleared.	Years on Job Borrower on same job 12 years Years on Job CoBorrower on same job 11 years FICO is higher than guideline minimum 803 FICO
300813228	1619f241-5f88-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	08/02/2018: Please clear this condition the Final CD for sale of REO is now attached.	08/02/2018: Audit reviewed Final Settlement Statement for the departure residence, and has determined that sufficient evidence was provided to verify fund required by the DU. Condition cleared.	Years on Job Borrower on same job 12 years Years on Job CoBorrower on same job 11 years FICO is higher than guideline minimum 803 FICO
300813228	a5fcaff6-8177-4005-840d-73c3977039be	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.	Years on Job Borrower on same job 12 years Years on Job CoBorrower on same job 11 years FICO is higher than guideline minimum 803 FICO
300813228	530f06be-5e88-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX.  Provide corrected CD and LOE to the borrower.
																Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower on same job 12 years Years on Job CoBorrower on same job 11 years FICO is higher than guideline minimum 803 FICO
300813228	f741fc78-5e88-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower on same job 12 years Years on Job CoBorrower on same job 11 years FICO is higher than guideline minimum 803 FICO
300855981	a609c105-6e96-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Purchase Contract	A copy of the purchase contract was not provided.	08/08/2018: Please see full document and clear.	08/08/2018: Audit reviewed the complete executed copy of the Purchase Contract by all parties, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 3.40 months reserves Years in Field Borrower has 5 years in Field

300822578	881b3c37-3897-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822577	adbe4b28-ea32-47d6-aa34-def74c54249c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file.	The note was provided in the upload to XXX XX/XX/XXXX Please rescind the condition.	07/20/2018: Received executed note. Condition cleared.07/18/2018: Audit reviewed original loan file and disagrees. Executed note not provided. Condition remains.
300822577	42bf9de6-2458-47f0-8026-98e5597ad1b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Threshold $XX,XXX.XX vs. actual $XX,XXX.XX, a difference of $X,XXX.XX. Please provide evidence of PAR rate.	07/27/2018: Please see attachment
07/27/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300822577	a07d42b8-0287-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Technology fee listed in section H of the final Closing Disclosure does not list the name of the payee.		07/13/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300831977	8928bad0-d586-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes, insurance and principal and interest payments for REO property 32 listed on the loan application. Upon receipt and review additional conditions may apply.	07/30/2018: Please rescind this condition the CD for the purchase of the property already sent verifies the taxes and insurance are escrowed in the mortgage payment	07/30/2018: Audit reviewed evidence of escrows, and has determined that the documentation submitted is deemed acceptable for proof of taxes and insurance. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.22% Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 3 62.80 months reserves

300831755	9d76c919-3a8c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	08/09/2018: please see attached	08/09/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 2 years Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years in Field Co-Borrower has 20 years in Field

300831755	17a66276-2a8c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 2 years Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years in Field Co-Borrower has 20 years in Field

300860587	7d5f5eb7-5b44-4ed8-b04d-5a65dd2db4a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
QM Points and Fees exceed threshold.  $XX,XXX.XX > $XX,XXX.XX the maximum Points and Fees permitted under QM, by $XX,XXX.XX. It appears the loan fails due to the Lender omitting non bona-fied Discount Points from the calculation. Missing HOEPA Disclosure signed by all parties with an ownership interest in the property. Missing "Notice: This is a mortgage subject to special rules under the Federal Truth in Lending Act. Purchasers or assignees of this mortgage could be liable for all claims and defenses with respect to the mortgage that the borrower could assert against the creditor."
08/27/2018: Agree refund sent XXX.XX including interest, please see attached job aid with revised CD and refund check.
08/27/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300860587	f9bace9d-789b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822290	e4493c75-46f1-47e0-8373-cc4342c63b10	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XXpoints and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/02/2018: Please see attachment
08/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300822290	b90e676d-ea90-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report  fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300822290	0c94338c-e990-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD, there is no copy of this CD in the file.	07/31/2018: Please see attachment
07/31/2018: Audit reviewed the initial CD, and has determined that said document was provided to the borrower 3 days prior to consummation (7 days mailbox rule). Documentation submitted is deemed acceptable. Condition cleared.

300813226	9de7bab0-4d9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300819423	85a1139e-5785-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	08/07/2018: Please rescind this condition the Verbal's provided were within 30 days per our variance with XXXXXXXXXXX See attached email from XXXXXX on previous loan on the same condition.	08/07/2018: Audit acknowledges the client approved guideline exception for VOE outside of FNMA guidelines. QM requirements have been met. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported   Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX,XX in disposable income   Years on Job Borrower has 5 years on job

300819423	02e81053-5385-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															08/01/2018: Please see attachment	08/01/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported   Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX,XX in disposable income   Years on Job Borrower has 5 years on job

300819423	92022f6f-5385-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	08/07/2018: Please clear this condition; The tax bill and mortgage statement attached verifies both taxes and insurance are escrowed.
08/07/2018: Audit reviewed the departure residence tax bill and mortgage statement, and has determined that sufficient evidence was provided to verify the escrows for taxes and insurance were included within the monthly payment. Condition cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported   Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX,XX in disposable income   Years on Job Borrower has 5 years on job

300819423	fb952cdf-5285-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported   Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX,XX in disposable income   Years on Job Borrower has 5 years on job

300818965	e54dfeda-92a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Verification of Rent	Missing verification of rental history.	08/22/2018: Please rescind. This is not required on HB loan, only for Jumbo	08/22/2018: Audit reviewed the Lender Rebuttal, and has determined that a 24 month housing history is not required for loan program. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 31.61% FICO is higher than guideline minimum UW Guides require FICO of 753, loan qualified with FICO of 753

300818965	d129a10e-a2e3-45cd-ad5f-397c75ea6ee1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	Closing cost disclosure under costs at closing section $ XX,XXX.XX do not match closing costs details page 2 $XX,XXX.XX diff $XX.XX.	08/22/2018: Disagree - The CD p2 Section J total of $XX,XXX.XX is what is required to be shown as the total Closing Costs on p1. Please rescind the condition
08/22/2018: Audit concurs with the Lender Rebuttal, and has determined that "closing costs" on page 1 include sections D+I ($XX,XXX.XX), whereas the "other cost subtotal" on page 2 includes E+F+G+H ($XX,XXX.XX).  Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 31.61% FICO is higher than guideline minimum UW Guides require FICO of 753, loan qualified with FICO of 753

300818965	650be8cb-802a-47e4-8135-02a1fe74a33b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Lender credits on Final Closing disclosure at closing is inaccurate in relation to previous initial disclosures -X,XXX.XX vs -X,XXX
08/22/2018: The difference is due to the borrower requesting a relock on XX/XX/XXXX which reduced the credit for the rate by relock fee of 0.100% x loan amount of $XXX,XXX = $XXX.XX (initial LE lender credit of $X,XXX.XX - final CD lender credit of $X,XXX.XX (without tolerance credit of 25 cents) = $XXX.XX). The related lock confirmation and X/XX/XX CD were included in the loan file. Please rescind the condition

08/22/2018: Audit review of Rate Lock Confirmation confirms relock included in pricing, as well as initial CD, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 31.61% FICO is higher than guideline minimum UW Guides require FICO of 753, loan qualified with FICO of 753

300818965	e9509c44-92a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 31.61% FICO is higher than guideline minimum UW Guides require FICO of 753, loan qualified with FICO of 753

300850261	fd46c241-830d-4784-a49a-7a7f2b84f4fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	"The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 77.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.84%

300850261	9a43cb67-d6e7-44a5-b974-54c4070303cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the CD with no explanation of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 77.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.84%

300850261	ca29161b-61a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 77.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.84%

300872530	c4a0089f-ea9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	Missing 4506T form		08/15/2018: Received executed 4506-T. Condition cleared.
Reserves are higher than guideline minimum : UW Guides require 9 months reserves, loan qualified with 16.90 months reserves FICO is higher than guideline minimum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 10.14% DTI is lower than guideline maximum : UW Guides require FICO of 720, loan qualified with FICO of 771

300872530	0e37c888-11d8-4e75-8607-1deb24539caf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing initial escrow account disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum : UW Guides require 9 months reserves, loan qualified with 16.90 months reserves FICO is higher than guideline minimum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 10.14% DTI is lower than guideline maximum : UW Guides require FICO of 720, loan qualified with FICO of 771

300831960	ed3a3f2e-9896-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 2nd lien note	Second lien Note not provided.	08/20/2018: please see attached addendum as requested08/15/2018: please see attached
08/20/2018: Audit reviewed the Home Equity Addendum, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/15/2018: Audit reviewed the Home Equity Credit Agreement, and has determined that page one (1), number four (4), refers to an "addendum" which was NOT provided. Provide complete copy of said agreement with the required addendum. Condition remains.

Years on Job Borrower has11 years on job FICO is higher than guideline minimum UW Guides require FICO of  680 , loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.3%

300831960	953d360f-9396-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Lender's guidelines require 401K retirement account terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old for a purchase. The loan file is missing terms of withdrawal.		08/30/2018: Received terms & conditions for retirement account. Condition cleared.
Years on Job Borrower has11 years on job FICO is higher than guideline minimum UW Guides require FICO of  680 , loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.3%

300831738	30e400d6-ad9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.	08/15/2018: Please see attachment	08/15/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.	Years Self Employed Borrower has 24 years Self Employed per State License CLTV is lower than guideline maximum 43.22% CLTV Years in Primary Residence Borrower has resided in subject for 13 years
300822587	e0b90367-5493-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.

08/07/2018: Deed shows XXXXXXXXXX XXX owns property, borrower was not born in XXXX. Also included property search to show not borrowers. SSN at bottom does not match. Deed was sent in original package, please clear condition.

08/07/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.08/02/2018:  Received fraud report.  Alert #UDLIAB01, undisclosed property, states conditioned for proof of ownership.  Audit reviewed original loan file.  Unable to locate proof of ownership.  Condition remains.

FICO is higher than guideline minimum Loan qualified with FICO of 759 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57% Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income

300822587	30a76894-c666-49e2-b7ab-ef3f3d244dd1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum Loan qualified with FICO of 759 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57% Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income

300822508	32de5dc7-dfb8-4379-b118-cb70e7725006	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/22/2018: Please see attached Initial CD dated XX/XX which was esigned by borrowers. Also attached is the TRID history. Please clear the condition
08/22/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300822508	50339ea8-9ca1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822505	f87cd39b-6e96-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence/property #2 on the final application not provided.	08/22/2018: Please clear this condition the Taxes and insurance are escrowed see attached.
08/22/2018: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement, and has determined that sufficient evidence (via tax bill) documents the annual tax amount. Mortgage Statement activity does include escrows, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition cleared.

Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with over 6 months reserves Years in Field Borrower has 15 years in Field   Years on Job Borrower has 26 years on job

300823191	51e5d37c-5a9a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves
3.4 mos < 6 mos required, per lender.  Assets verified of $XXX,XXX.XX,  minus cash to close of $XXX,XXX.XX   = $XX,XXX.XX for reserves which is not sufficient for the subject and additional financed properties (additional 6 mos/$XX,XXX.XX).  Total reserves required is $XX,XXX.XX.
08/24/2018: Please rescind this a this HB program does not require reserves
08/24/2018: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU. No other reserves are required. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Years in Field Borrower has 12 years in Field

300823191	3aaeec0c-5a9a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for departing residence on the final application not provided.	08/24/2018: Please rescind this condition. The statement from borr under the REO heading sent has the T&I amount for escrow.
08/24/2018: Audit re-analyzed loan file, and has determined that evidence of taxes and insurance located on page 102. Mortgage Statement reflects escrows for both within monthly payment. HOA located on page 92. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Years in Field Borrower has 12 years in Field

300845973	3d24a498-abfd-4d1c-bd05-5d916a6f4768	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/22/2018: Please see attachment
08/22/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300845973	7e191725-e099-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure reflects charges for Title-Title Insurance Binder, Title-Settlement or Closing Fee and Title-Courier/Wire Email Fee in section b.  The title service fees should be listed in section B of the CD.  Provide corrected CD and LOE to the borrower.
A Post Close CD moved the title fees from B to section C and LOE to borrower. The loan will be graded a B for all agencies.
300863007	1b0f7b99-ec9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report  in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
08/06/2018 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
300863007	9921da96-d89f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845924	8ab85f3f-0f9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	The Flood Certificate was not provided in file.
08/20/2018: Audit reviewed Flood Certificate, and has determined that documentation submitted is deemed acceptable. Condition cleared.  Flood Certificate was provided in file.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	fe1f5583-029f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	The Appraisal Report was not provided in file.
08/20/2018: Audit reviewed Appraisal, and has determined that documentation submitted is deemed acceptable. Condition cleared.  Appraisal was provided in file. Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	4e09d60b-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	The AUS results were not provided in file.
08/20/2018: Audit reviewed AUS Results, and has determined that documentation submitted is deemed acceptable. Condition cleared. AUS Results was provided in file.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	cfb86bf5-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	The Income Documentation were not provided in file.
08/20/2018: Audit reviewed Income Documentation, and has determined that documentation submitted is deemed acceptable. Condition cleared. Income Documentation was provided in file.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	499c4afe-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	The Asset Documentation were not provided in file.
08/20/2018: Audit reviewed Assets Documentation, and has determined that documentation submitted is deemed acceptable. Condition cleared. Assets documentation was provided. Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	a9f6dc02-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Purchase Contract	The Purchase Contract was not provided in file.
08/20/2018: Audit reviewed Purchase Contract, and has determined that documentation submitted is deemed acceptable. Condition cleared. Purchase contract was provided in file.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	01175814-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The 1008 was not provided in file.
08/20/2018: Audit reviewed 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared. 1008 was provided.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	5e4d23e1-0f9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Flood/Hazard Insurance	Flood Insurance Declaration is missing from the file.
08/20/2018: Audit reviewed Flood Insurance Declaration, and has determined that documentation submitted is deemed acceptable. Condition cleared. Flood Insurance Declaration was provided in file.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	d13b378c-0f9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Initial Application	The Initial Application was not provided in file.
08/20/2018: Audit reviewed Initial Application, and has determined that documentation submitted is deemed acceptable. Condition cleared. Initial Application was provided in file.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	e6d44f0c-54f4-4350-b604-5d00e065a261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Providers was not provided in file.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	fcb774bc-f763-47c3-b705-36f01daf6367	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/20/2018: Please see attached
08/20/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	f26626b2-0b9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report  fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845924	edbcb641-029f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a -4% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum Loan qualified with CLTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 794 Years in Primary Residence Borrower has resided in subject for 15 years

300845829	bd7c22da-cfa6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Disposable Income is higher than guideline minimum Loan closed with $XX,XXX.XX disposable income per month.

300846509	9b32651b-6196-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	08/15/2018: Please rescind this condition. There is no discrepancy found between the appraisal, title or legal description provided.
08/20/2018: Audit reviewed the Lender Rebuttal, as well as all pertinent documents with APN, and has determined that the missing "6" at the front of the APN on the 1st page of the Mortgage is inconsequential. Mortgage will attach to the subject property based on the "legal description" which reflects the correct APN number. Condition cleared.  08/15/2018: Audit reviewed the Lender Rebuttal, and has determined that the first (1st) page of the Mortgage reflects the incorrect Property Identification Number (PIN). County Assessor's Office does NOT list this number in association with subject property. Provide corrected Mortgage with intent to re-record by Settlement Agent. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  3.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773

300866837	a65946de-48a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the  Loan Estimate figure :  Total Closing Costs / Closing Costs Paid Before Closing / Closing Costs Financed, etc  as $.00.  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300850413	5fb8c9e9-8595-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided for XXXX.	08/21/2018: Please see W2 and VOE and clear
08/21/2018: Audit re-analyzed income documents, and has determined that the most recent W2, paystub, as well as VOI covering YTD and previous 2 years income was provided. Meets loan program requirements. Condition cleared.

Years on Job Borrower on the jpb 13 years No Mortgage Lates UW guidelines require 0x30 lates in the most recent 24 months, loan qualifies with 0x30 lates within most recnt 99 months reviewed on the credit report,  Reserves are higher than guideline minimum UW Guidelines require 1.5 months reserves, loan qaulified with 2.5 months reserves

300866912	f3a1e849-02aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.27% FICO is higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 5.10 months reserves Reserves are higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790

300855854	499b05c9-eb86-4a36-b55e-fd47cae25119	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in file.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.53% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 32.40 months reserves

300866846	155032ff-bd96-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															08/09/2018: Please see attachment	08/09/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.  Years Self Employed Co borrower has been sefl emploed over 2 years,  Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 27 months reserves

300857054	7346dcfb-a30c-4f87-90a1-e8617ba769a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/13/2018: The Lender's Attorney Fee is not a QM fee per TILA 1026.32(b)(1)(i)(D) and thus should not be included in the points and fees calculation. The only QM fees are the Loan Origination Fee of $XX,XXX.XX + the affiliated XXX fee of $XXX.XX per the appraisal invoice = $XX,XXX.XX/amount financed of $XXX,XXX.XX = 2.8% which is below the 3% threshold.08/01/2018: please attached job aid

08/14/2018: Audit consulted Compliance, and has determined that the Attorney Fee paid to a third party, in this case, can be excluded from QM points and fees testing under the citation provided by the lender. Condition cleared. 08/13/2018: Escalated to Compliance for further review.08/01/2018: Audit reviewed documentation for Bona Fide Points and Fees, and has determined that Discount Points ($X,XXX.XX) are considered bona fide. HOWEVER, Points and Fees failure with threshold at $XX,XXX.XX vs $XX,XXX.XX actual for a difference of -$XXX.XX. The "Title-Lender's Attorney Fee" and "Loan Origination Fee" are included in the points and fee testing. Condition remains.

300857054	81f86868-bf8e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a -5.8% variance. Variance within acceptable tolerance. Condition Cleared.
300864794	4cd352b9-5896-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing LOE	Explanation letter not provided for 3 month employment gap between XX/XX/XXXX and XX/XX/XXXX. LOE required in order for the loan to be classified as a Qualified Mortgage.
08/09/2018:  Audit reviewed lender’s rebuttal and verified employment history.  Current start date XX/XX/XXXX, previous #1 XX/XX/XXXX6-XX/XX/XXXX, previous #2 XX/XX/XXXX-XX/XX/XXXX. No gap in employment history.  Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.75% Years in Field Borrower has 35 years in Field

300856503	dfcf96cc-559a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Income Tax Schedules
Tax returns for XXXX are missing additional W2s to support total income reported on line  7.  Additional conditions may apply. Complete 1040's with all schedules are required to fulfill guidelines and QM requirements.
08/23/2018: Please see documents used to qualify income. W2 and 1099 make up income on 1040s as well. No other W2s are needed.
08/23/2018: Audit re-analyzed all income, and has determined that sufficient evidence was provided to verify income through 1040's, W2, paystub and Employment letter. Two (2) years Tax Transcripts were provided to meet QM requirements. Condition cleared.

Full Documentation Full Documentation Loan  CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.51% FICO is higher than guideline minimum UW Guides require FICO of  700 loan qualified with FICO of 716

300860401	60a307bf-3294-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
 Per Appendix Q, Self-employed consumers must provide the following information:  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

08/24/2018: Please see final document and clear.08/10/2018:  Please rescind, business income was used for XXXX and XXXX. There was a NROR for XXXX and tax ext was provided. 08/08/2018: Please see full document and clear.08/08/2018: Please see full document and clear.

08/24/2018: Audit reviewed executed Business Return, and has determined that documentation was submitted PRIOR to consummation and is deemed acceptable. Condition cleared.  08/14/2018:  Audit reviewed Lender's rebuttal and disagrees.  Per Compliance, since XXXX 1120S for XXXX XXXX XXXXXXX was provided, it must be signed.  Condition remains.08/10/2018: Audit reviewed Tax Returns, and has determined that the XXXX 1120S on page 416 within the loan file was not executed. Documentation submitted did NOT include said executed Business Return. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.88% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.02% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  43.50 months reserves

300857053	c91a6deb-99a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300856732	40f8f012-a9a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 787. Disposable Income is higher than guideline minimum Loan closed with $XX,XXX.XX disposable income per month.

300856731	bab8b593-75a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.		08/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.08% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 42.50 months’ reserves

300857061	8ee10ca2-d09f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300857059	f6df5144-9095-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool		08/03/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.60% Years on Job Borrower has 10 years on the job

300857059	38f7d4a8-6737-4c7b-bb6d-50e2db4bee7d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.60% Years on Job Borrower has 10 years on the job

300857059	d84bbbe1-319f-440c-abf9-701baf2892ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.60% Years on Job Borrower has 10 years on the job

300857059	fbc396f0-30d2-40b8-ae62-8c5453cb2d5f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.60% Years on Job Borrower has 10 years on the job

300857521	b1bd1f0d-ddaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300860583	7e8a2c4a-1caa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.60 months reserves

300860806	5f34105c-eff6-444f-8682-90ade66b69f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/30/2018: Please see attachment
08/30/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Years in Field Borrower has 10 years in Field

300860806	8a0eb813-bda7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Years in Field Borrower has 10 years in Field

300860598	6ac7b93b-649b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Verbal Verification of Employment	The file is missing the verbal verification of employment for the co-borrower	08/28/2018: Attached please find the VVOE on the co-borrower.	08/28/2018: Audit reviewed co-borrower's VOE, and has determined that said document was dated within 10 days of the Note date. Condition cleared.
Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with over12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.10% Years on Job Borrower has 14 years on job

300863671	54a824a5-88a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863013	781ee5c5-5866-4c72-b29d-b341217a10f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300863013	1a5f99d6-ecaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/29/2018: A CDA provided reflecting a value of $X,XX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870683	160759ed-a530-4a5a-ad19-f77dd3bc5a9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		08/16/2018: This finding is deemed non-material and rated a B.
300870683	1ca68fd7-31a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		08/21/18: CDA reflecting a value of $X,XXX,XXX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300863281	f2d2ac36-1b99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300863281	bea888ca-1699-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		08/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863668	c3007e3d-d4a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/29/2018: A CDA provided reflecting a value of $X,XX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Disposable Income is higher than guideline minimum Loan closed with $XX,XXX.XX month disposable income.

300857062	31e77fb9-2e93-494a-9992-cbc37ca084e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300863608	f8dd2e00-84a9-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870731	7686ef66-e0a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		08/30/2018: Lender provided Authorization to Close Line of Credit signed by borrowers. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 Disposable Income is higher than guideline minimum Loan closed with $X,XXX.XX disposble income per month. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.75%

300870731	ba06f255-cf61-4d48-b289-28e2b507959d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A Post Close CD in file added the Credit Report fee. Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 Disposable Income is higher than guideline minimum Loan closed with $X,XXX.XX disposble income per month. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.75%

300870731	bf79aed4-07a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 Disposable Income is higher than guideline minimum Loan closed with $X,XXX.XX disposble income per month. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.75%

300872537	a9030a19-46a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300864638	622341b7-b639-4f34-8b43-a98bc0853139	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/30/2018: Lender provided job aide and audit confirmed discount points are bona fide. Condition cleared.
300864638	1a62114b-e5a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300867347	db5d06b2-9ea1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	571 - Appraisal Missing	CDA Report not provided in file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72.60 months reserves Years on Job Borrower has 12.92 years on job

300865392	56c8b459-359f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing the executed final CD showing evidence of the sale of the previous property.	08/28/2018: Please clear this condition the final settlement statement for the REO is attached
08/28/2018: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.

No Mortgage Lates UW guidelines require 0x30 lates in the most recent 24 months reviewed. loan qualifies with 36 months 0x30 late reporting on the credit report FICO is higher than guideline minimum UW guideliens require FICO of 773 , loan qualifies wiht FICO of 773 Reserves are higher than guideline minimum UW guidelines require 0 months reserves , loan qualifies with  34 months reserves,

300865392	61c795bc-2c9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing .		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW guidelines require 0x30 lates in the most recent 24 months reviewed. loan qualifies with 36 months 0x30 late reporting on the credit report FICO is higher than guideline minimum UW guideliens require FICO of 773 , loan qualifies wiht FICO of 773 Reserves are higher than guideline minimum UW guidelines require 0 months reserves , loan qualifies with  34 months reserves,

300866909	7d28a54e-a2b0-475e-8384-e7ef4158d513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300866909	b8f0444d-24a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review appraisal missing.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300867357	a1ba03c9-ff9e-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 2nd lien note	Missing 2nd lien note.	08/17/2018: Please see attachment	08/17/2018: Audit reviewed executed Second (2nd) Lien Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Field Borrower has 14 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.2 months reserves Disposable Income is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%

300870712	de184dff-b5a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300802730	e3f0b05a-c695-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		08/03/2018: Received Flood Certificate dated post consummation. Condition cleared. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Years in Primary Residence Borrower has resided in departure residence for 19.5 years General Comp Factor 1 UW Guides maximum CLTV of 80%, loan qualified with CLTV of  70%

300802730	7b86c6a9-ce95-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	File is missing Demographic Information Addendum for both borrowers.		08/03/2018: Received all pages and addendums to final application. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Years in Primary Residence Borrower has resided in departure residence for 19.5 years General Comp Factor 1 UW Guides maximum CLTV of 80%, loan qualified with CLTV of  70%

300802730	06f31272-cd95-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood, Credit Report and Appraisal fee was not reflected in section B of the Closing Disclosure despite evidence a Flood, Credit and Appraisal doc was in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Years in Primary Residence Borrower has resided in departure residence for 19.5 years General Comp Factor 1 UW Guides maximum CLTV of 80%, loan qualified with CLTV of  70%

300802730	ffb796fb-0691-4667-922d-e28cd6ecaaff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for both borrowers. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Years in Primary Residence Borrower has resided in departure residence for 19.5 years General Comp Factor 1 UW Guides maximum CLTV of 80%, loan qualified with CLTV of  70%

300754663	1990d073-f64f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income be documented with W-2 forms or personal tax returns, including all schedules for prior two years and year-to-date pay stubs documenting 30 days of income. The loan file contains two years personal tax returns. Copies of the Borrower's year-to-date pay stubs documenting 30 days of income are required to fulfill guidelines and QM requirements.
															05/15/2018: Please refer to the DU Findings. The borrower’s income has been validated by DU using the VOI. Please rescind this condition.	05/15/2018: Audit reviewed Lender's rebuttal, AUS findings and original loan file. Income is verified per WVOE which is acceptable. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.90 months reserves

300754663	f901757d-f64f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. 24 month payment history not provided on credit report. VOM/VOR required to verify.	05/15/2018: This is a XXXX HB loan, not a Jumbo loan. 24 months of housing payment history is not required. Please rescind this condition.	05/15/2018: Audit concurs with the Lender Rebuttal, and has determined that for the subject program, a rental pay history is not required. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.90 months reserves

300754663	d9a142f4-f54f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the loan file.		5/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.90 months reserves

300756674	b8bf1bf2-9a8b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing Third Party Fraud Tool Supporting Documentation	The third-party fraud report reflects an alert. Evidence the Lender addressed alert not provided.	07/25/2018: Please see full report and clear.	07/25/2018: Audit reviewed Fraud tool provided POST closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
Years on Job Borrower has 10.33 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.63% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.90 months reserves

300756674	a15c9eff-9a8b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' most recent W-2’s. Two years' most recent W-2’s not provided. The XXXX W-2 for the borrower and the co-borrower is missing.	07/25/2018: Please see full documents and clear.	07/25/2018: Audit reviewed XXXX W2's for both borrowers, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years on Job Borrower has 10.33 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.63% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.90 months reserves

300756674	01e277c3-fece-473d-91a5-3b87062f532c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material
Years on Job Borrower has 10.33 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.63% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.90 months reserves

300762208	48b1b183-a299-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	3 day timing requirement not met for change in Loan Product
The 3 day timing requirement has not been met for the change of circumstance for the increase in the loan amount. The LE dated (X/X/XXXX) states the loan amount to be $XXX,XXX.  Change of circumstance dated X/XX/XXXX, indicates a new loan amount of $XXX,XXX, final LE is dated X/XX/XXXX.  No Cure.
8/10/18: With approved borrower requested COC for loan amount increase, no fees or origination where increased as a result.
08/14/2018:  Audit reviewed Lender's rebuttal, loan estimates and final closing disclosure.  No change in prepayment, program & APR did not change by 0.125%.  Re-disclosure on X/XX was not required.  Condition rescinded.

300771645	cf9126e6-da0e-425c-9311-0cac0962821d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		5/29/18: Finding deemed non-material, loan will be graded a B for all agencies.
300771645	8505a9df-5763-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		05/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300770295	6cdaecef-0374-46d8-843a-6add44d4adbb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/22/2018: This finding is deemed not material. Loan will be graded a B for all agencies.
300770295	d459d418-ed5d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee were not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  Corrected CD and letter of explanation to the Borrower were provided.
05/22/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300770295	eb28da9b-ed5d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Cash to Close figure as $XXX,XXX.XX.  The most recent Loan Estimate indicates an amount of $XXX,XXX.XX.   Provide re-disclosed CD and letter of explanation.
05/22/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300770295	536e270b-9b56-4800-bdb1-470050000b96	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX for the Taxes vs. the actual amount of $X,XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
05/22/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300770295	a37e092b-ee5d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Warranty Fee listed in section H of the final Closing Disclosure does not list the name of the entity assessing the fee. Provide corrected CD and LOE to the Borrower.		05/22/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300770294	2c15c05f-e76b-4813-b8c6-b17036b8b33a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300770294	e497b65e-d07b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		07/02/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300791362	0ac0005a-be69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
06/26/2018: Please clear condition; Attach approval comments from condo project team;06/19/2018: Please rescind this condition; The condo questionaire is not required, due to meeting limited review guidelines.

06/26/2018: Audit reviewed the Lender e-mail with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.06/19/2018: Audit reviewed the Lender Rebuttal, and has determined that the DU requires that the lender perform a limited review according to XXXX selling guides.  Without a condo questionnaire or any other type of documentation relating to the warrantability of the project we cannot determine if the review was completed by the lender.  A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Condition remains.

Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.70 months reserves. Years in Primary Residence Borrower has resided in primary residence for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.

300791362	51d6c54a-6ae9-4a61-8967-73dc3a42b682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The processing fee to the lender reflected in section H of the final Closing Disclosure should be reflected in section A. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.70 months reserves. Years in Primary Residence Borrower has resided in primary residence for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.

300791362	c038f746-64c3-4e06-9a02-6d28f3e9d199	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  The final CD reflects a processing fee, in Section H, paid to the lender of $XXX.XX with no resulting COC for any subsequent disclosures.  A refund is required of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/10/2018: Please see attachment
07/10/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.70 months reserves. Years in Primary Residence Borrower has resided in primary residence for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.

300791362	0fcf12ec-443e-4c6e-a6ed-d874c4c9403e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.70 months reserves. Years in Primary Residence Borrower has resided in primary residence for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.

300791362	38b37b0d-536a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month.  The Lender did not indicate what obligations were included in that figure by checking appropriate boxes.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.70 months reserves. Years in Primary Residence Borrower has resided in primary residence for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.

300791362	0c45893e-be69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.70 months reserves. Years in Primary Residence Borrower has resided in primary residence for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.

300821346	68b0aa1a-3576-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool		07/02/2018: Lender provided third party fraud report including OFAC Search and reviewed by audit. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%

300821346	dd9db3b5-2576-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.		08/07/2018: Received corrected appraisal. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%

300821346	c94c9036-2b76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing proof of OFAC search		07/02/2018: Lender provided third party fraud report including OFAC Search and reviewed by audit. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%

300821346	71345bef-3476-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%

300804662	b76de6a6-9f91-4edd-9951-f7a97ec6b747	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300804662	013bb74e-592d-4f78-b39e-1149b268f5b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Evidence of receipt of Home Loan Toolkit was not provided in the loan file.		Finding deemed non-material, loan will be graded a B for all agencies.
300804662	4f310ca3-5e6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent
Section A on C.D is not consistent: Classification of Section A fees using terminology of "Underwriting Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. “Underwriting Fees” does not provide the borrower with that information.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300801842	da9a7ff1-2c6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verificaton of the borrower's business must be obtained within 120 days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or a regulatory agency/applicable licensing bureau.  The loan file contains a copy of the business license for the borrower however; a date when it was pulled is missing.  In addition, business license expired as of the Note Date. Additional conditions may apply.
7/20/18: Emailed XXXXX to try and clear07/19/2018: Please clear condition. VOB provided confirms business is not expired and active.
07/30/2018: Audit re-analyzed all documentation, and has determined that upon further review documentation is deemed acceptable. Although the VOB was not dated, there is no indication in file that it was generated post-closing therefore acceptable for QM. Condition cleared.  07/26/2018: Audit re-analyzed all Business documents, and has determined that Appendix Q requirements for Self Employment VOB within 30 days of consummation have NOT been met via a third-party record verification. Unable to determine the print date for current Business License submitted to verify it was within 30 days of consummation. Appendix Q requires verification that documentation was obtained PRIOR to consummation, as they do NOT allow post-closing reconciliation. Condition remains.   07/24/2018:  Pending Client review 07/19/2018: Audit re-analyzed the loan file, and has determined that Appendix Q requirements for Self Employment VOB within 30 days of consummation have NOT been met via a third-party record verification. The Business License provided within the loan file does NOT reflect the date pulled in order to verify the 30 day requirement for QM. Furthermore, the Business License EXPIRED the same day as the consummation date. Provide an updated license or evidence of continuance for the Self Employed Business beyond the consummation date. QM does NOT allow post-closing reconciliation. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	9ac99425-ff6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the Hazard Insurance is XX/XX/XX and the Note Date is XX/XX/XX. Please provide evidence of insurance at the time of closing. Additional conditions may apply.		06/22/2018: Received insurance certificate dated the note date. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	cd865ffb-2c6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided. Additional conditions may apply.	07/18/2018: Please see attached Second Lien Note. please clear the condition.	07/18/2018: Audit reviewed executed Deed of Trust for Second lien, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	2e0e4203-2d6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															06/27/2018: please see attached XXXXXXXXXX. please clear the condition.	06/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	5588b364-326f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The Home Warranty and RE Agent Broker Transaction fee in section H of the final Closing Disclosure are missing the name of the service providers. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	4c93ca94-326f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception 2
The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $X,XXX.  Provide corrected CD and LOE to the borrower.  Additional conditions may apply.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	cb7bed70-5b86-4470-8b19-c0a1e52056b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	9c3ca507-326f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The XXXXX XXXXXX Transfer Tax was paid to the title company and not the actual government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	5f9c5936-326f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Tax in section F of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801842	001097d5-326f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		06/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed : Borrower has 4 years Self Employed

300801722	c1dfddcb-de7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	Credit Report in file for Borrower and Spouse is not matching the credit report reflected in DU. Provide a copy of the credit report dated XX/XX/XXXX reflected in DU.
07/24/2018: Please clear this condition the Co- Borrowers present housing payment was corrected in our system. There was a $XXXX rent payment for co-borr1 that should have not been in the system. The XXXX.XX payment has been removed and the AUS has been re-run with the correct amount. See all attached docs.07/18/2018: Please clear this condition the correct AUS is uploaded with X/X/XXXX credit report provided

07/24/2018: Audit reviewed the Lender Rebuttal, as well as revised documentation, and has determined that the corrected DU, 1008 and LOX are deemed acceptable. Condition cleared. 07/18/2018: Audit re-analyzed the Credit Reports within the loan file, and has determined that the AUS reflects "total housing payment" of $X,XXX.XX plus "all other payments" of $X,XXX with the INCORRECT "total expense payment" of $X,XXX.XX. The CORRECT "total expense payment" should be $X,XXX.XX ($XXXX.XX + $XXXX= $X,XXX.XX) which is a difference of $XXXX0. Unable to determine "where" that amount is coming from, DTI 9.63% vs AUS DTI of 12.09%. Provide explanation/evidence of the missing $XXXX and corrected AUS with accurate calculations. Condition remains.

Years in Primary Residence Borrower has resided in subject for 30 years. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report in file verifies 63  months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 68.97%

300801722	be723b18-da7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects difference in qualified income, LTV, Appraised Value and DTI.
															07/18/2018: Please clear this condition the correct AUS is attached.	07/18/2018: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 30 years. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report in file verifies 63  months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 68.97%

300801722	9d91f70d-da7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report. Additional conditions may apply.
															07/18/2018: please clear this condition the XXXXXX report is attached.	07/18/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 30 years. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report in file verifies 63  months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 68.97%

300801722	a7faaa9b-ae59-46fe-b70b-480446f54d0e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.
07/24/2018: Please see attached Initial CD from the 3rd borrower. please clear the condition07/18/2018: Please see attached esign tracking disclosure showing the X/X initial cd was esigned and received by borrowers. please clear the condition

07/24/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrowers accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.07/18/2018: Audit reviewed evidence of ALL borrower's signatures, and has determined that only evidence of two borrower's received initial CD 3 business days prior to consummation. The "Addendum" with the third borrower was NOT e-signed. Missing evidence that the third borrower listed on the "Addendum" to the CD signed the initial CD 3 days prior to consummation. In rescindable transactions, the disclosures required by §1026.19(f) must be given separately to each consumer who has the right to rescind under §1026.23. Condition remains.

Years in Primary Residence Borrower has resided in subject for 30 years. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report in file verifies 63  months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 68.97%

300804117	2e2c448f-828e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing documentation to show satisfaction of XXXXXX judgment noted on title report page 252 #9.		07/26/2018: Received final title policy reflecting no open judgments. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65% Years on Job Borrower has 6.33 years on job

300804117	f68e3ef1-818e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Missing the complete transcript for tax year 2016.		07/26/2018: Received complete XXXX/XXXX/XXXX transcripts. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65% Years on Job Borrower has 6.33 years on job

300804117	bb690fa5-b434-45ed-8ecf-348009c6a4ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.
08/03/2018: Please see attachment
08/09/2018: Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and will be rated a Fitch B. 08/03/2018: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a XXXXX B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65% Years on Job Borrower has 6.33 years on job

300804117	ccfce2db-818e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65% Years on Job Borrower has 6.33 years on job

300820072	09d9e37d-977d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	08/06/2018: Please rescind. All documents match, title has both numbers and title legal and parcel are on mortgage security
08/06/2018: Audit reviewed the Lender Rebuttal, and has determined that a search of the county assessor's records reflect the correct APN number as listed on the Appraisal, Title-Schedule B-II tax section, and Top left - first page of the Mortgage. The number on the actual legal will not affect the Mortgage recording. Condition cleared. 08/06/2018: Audit reviewed the Lender Rebuttal, as well as documentation submitted, and has determined that APN is XXX-XX-XXX-XXX. The title reflects APN for legal as XXX-XXX-XX (Legal Description attached to Mortgage is incorrect). Subject property county requires 11 digits for APN. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 Years in Primary Residence Borrower has resided in subject for 24 years Years on Job Borrower has 7 years on job

300820072	04999121-977d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.	07/27/2018: CDA	07/27/2018: A CDA report reflecting a value $XXX,XXX.XXX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 Years in Primary Residence Borrower has resided in subject for 24 years Years on Job Borrower has 7 years on job

300822568	b63ecb31-605c-48f9-83e8-8340baaeac93	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300822568	6580ba26-217a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806078	c497c95e-8183-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300857507	7b09fa97-d390-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Letter of explanation from borrower addressing the loss noted on the profit and loss statement and for declining income in XXXX.	08/10/2018: Please see LOX and clear condition
08/10/2018: Audit reviewed Letter of Explanation by the borrower, and has determined that said document is deemed acceptable due to borrower's line of work and previous income trends. Condition cleared.

Years Self Employed Borrower has 31 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported

300857507	91e85480-d390-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Business Tax Returns	Missing business tax returns for XXX.	08/10/2018: Please see full returns.	08/10/2018: Audit reviewed complete copy of the XXXX 1120 Business Returns, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years Self Employed Borrower has 31 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported

300812224	cd45c0fe-9e8e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															07/30/2018: Please see attachment	07/30/2018: Audit reviewed Fraud tool provided POST closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.26% Years in Field Borrower has 6 years in field

300812224	c0eb83fd-c2d6-4e93-b681-f4f52ce7ec5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosures. If the lender is not affiliated with any other businesses please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.26% Years in Field Borrower has 6 years in field

300812224	1c5e6d52-9651-4767-b074-a20f6f2961c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of 0.02% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.26% Years in Field Borrower has 6 years in field

300812224	b54dac1e-898e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.26% Years in Field Borrower has 6 years in field

300815854	c6af57bc-fbf1-40e5-b316-f7bfe96a3913	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300845922	ddf5e00f-aa8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a max DTI of 43%.  Due to the miscalculation of debt the actual DTI is 43.37%. File contains evidence that a XXXXX credit card has a current balance of $X,XXX as of XX/XX/XXXX, borrower used this account to charge the appraisal fee. A payment of X% of the balance was assessed.

08/30/2018:  Audit reviewed Lender’s rebuttal and document provided.  While the statement provided, reflecting a minimum payment of $XX, is dated post-closing, there is documentation in the original loan file regarding this account dated prior to closing.  Statement in file covers X/X - X/X with a payment date of X/X.  The new balance is $XXXX with a credit from the previous month of $XX and no minimum payment due.  The credit report reflects this account has a minimum payment of $XX for balances under $XXXX, page XX.  Since the document provided post-closing verifies the documentation provided prior to closing, QM requirement is met. Audit recalculated debts utilizing $XX for the account in question.  Revised DTI 42.90%.  Condition cleared.

Years in Primary Residence Borrower has resided in departure residence for 4 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 21 months payment history with no late payments. Full Documentation Full  documenttion loan.

300845922	abd769a8-a38f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS	Per AUS Credit section 12 if debts were paid off at or prior to closing a re-submission to DU is required.
08/14/2018:  Audit reviewed Lender’s rebuttal and original loan file.  The 2 revolving accounts satisfy the AUS requirement.  Documentation that supports the omission was provided, pages 137 & 144.  The installment loan was not included in DTI due to < 10 months remaining.  The borrower has sufficient funds with the balance deducted from the assets.  Condition cleared.

Years in Primary Residence Borrower has resided in departure residence for 4 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 21 months payment history with no late payments. Full Documentation Full  documenttion loan.

300845922	1a8f048a-a38f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by AUS/lender's guidelines was not provided.	8/10/2018: Please rescind this condition; The Permanent resident card was provided at initial upload.	08/14/2018: Received permanent resident card. Note: not provided in original loan file. Condition cleared.
Years in Primary Residence Borrower has resided in departure residence for 4 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 21 months payment history with no late payments. Full Documentation Full  documenttion loan.

300850513	cd4c5704-09a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300832002	b6448b17-6aa1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The appraisal fee and inspection in section B of the final Closing Disclosure  is missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.The  appraisal fee and inspection fees on the Post Closing Disclosure dated XX/XX/XXXX are missing . There is an appraisal and inspection appraisal in the file. All appraiser fee and inspection fees should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300832002	4f006257-06c0-4bd4-af80-2f51f13d5e15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Closing Protection Letter are reflected in section C of he final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider should be listed in section B of the CD.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300832002	80aec5d4-60a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300860398	b40f38db-3397-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower . No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300860577	be9773f9-3b0c-4cfa-ab7e-cd757a79d144	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300867166	1cd0ffd3-a8a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865388	32d11d27-00a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title.
08/28/2018: Please rescind this as the APN on the appraisal only has a 0 in front of the APN then what is on the title. This is insignificant and should be cleared. If you are unable to please send it to the client.
08/28/2018: Audit reviewed the APN numbers on all pertinent documents, and concurs with the Lender Rebuttal. Documentation is deemed acceptable. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767. Years on Job Borrower has 21 years on job

300865388	fbf995d8-f49f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.26% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767. Years on Job Borrower has 21 years on job

300870707	216f2f66-a548-40d8-98ca-2427f0640a24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report and Appraisal Report Fee in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300870707	18439e8b-0aaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300882435	3c06b286-fca6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 2nd lien note	Second lien Note not provided.		08/29/2018: Received executed second lien note. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Years Self Employed Borrower has 10 years Self Employed Disposable Income is higher than guideline minimum Loan closed with $XX,XXX.XX montly Disposable Income.

300882435	fc7075a2-faa6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/29/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Years Self Employed Borrower has 10 years Self Employed Disposable Income is higher than guideline minimum Loan closed with $XX,XXX.XX montly Disposable Income.

300749832	39e69313-1b4b-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	C.D. Transaction Information section for seller is missing seller's address.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300727559	8ad1af9f-5a17-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not reflect the reason the loan will not have an escrow account in the Loan Disclosures section.		02/21/2018: Non-material. Loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.18% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 725 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300801601	583c103f-a187-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Lender Fees paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  82.40 months reserves

300754687	57edbf76-16b6-40d9-91a7-dd2d719dcdd7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		This finding is deemed not material. Loan will be graded a B for all agencies.
300754687	27a61894-2af2-421d-8a7b-a573092ce4c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated X/XX/XXXX and the application date is X/XX/XXXX. No cure - Missing document not provided.		This finding is deemed not material. Loan will be graded a B for all agencies.
300791061	d0cb1181-1d73-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Copy of XXXXXX	The XXXXXX was not provided to verify XXXXX referenced on the application. A copy of the XXXXX is required per QM.	06/20/2018: XXXXXX	06/20/2018: Audit reviewed the XXXXXX and has determined that sufficient evidence was provided for XXXXXX and percentage of bonus paid out to XXXXXX. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 32.67% Reserves are higher than guideline minimum UW Guides minimum 6 months reserves, loan qualfied with 114.6 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualfied with 808 FICO

300791061	62c78e4d-cea1-4741-9108-3663856d077e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes, hazard insurance and HOA vs. the actual amount of $X,XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
This finding is deemed non-material and graded a B.
DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 32.67% Reserves are higher than guideline minimum UW Guides minimum 6 months reserves, loan qualfied with 114.6 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualfied with 808 FICO

300791061	4b558c92-1b73-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report in file does not reflect XXXXXX as the lender.		06/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 32.67% Reserves are higher than guideline minimum UW Guides minimum 6 months reserves, loan qualfied with 114.6 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualfied with 808 FICO

300781131	5e35a4cc-3d5c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided
05/29/2018: Received evidence of replacement cost. Hazard coverage is sufficient. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 7680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37% Years in Field Borrower has 15 years in Field

300781131	deafb0f2-3d5c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
05/31/2018:  Received evidence of Condo project approval.  Condition cleared.05/29/2018:  Audit reviewed the Lender Rebuttal, and has determined that the Client requires verification that the condo is warrantable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals.  An Appraisal is not valid evidence that the condo is warrantable. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 7680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37% Years in Field Borrower has 15 years in Field

300781131	be5e1cad-3d5c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report		05/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 7680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37% Years in Field Borrower has 15 years in Field

300873178	0d756b82-4df1-4cce-b4c0-e8878de475d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	Mortgage in file is missing.	08/22/2018: Deed
08/22/2018: Audit reviewed executed Deed of Trust, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/20/2018:  Document provided is not the mortgage/deed of trust.  Condition remains.

300873178	188bf348-7fa1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
Section H. Other section of the final Closing Disclosure does not reflect Optional besides Home Warranty Fee. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300728180	71c7d914-7e5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43.00%.  Due to the miscalculation of income, the actual DTI is 44.19%. Lender averaged XXXX and XXXX 1120S for borrowers primary business reflected on final loan application.  However, based on YTD Profit and Statement which covers a 10 month period, monthly income is lower than averaging 2 years of 1120S.  Borrower also has a second business, however, income is not being used as noted by Lender.  Additional conditions may apply.

05/30/2018:  Business 1 Liquidity Test: XXXX: (XXXXXX+XXXXXX+XXXXX)/(XXXXXX+XXXXXX+XXXXXX)=X.XX for the quick ratio so liquidity is met and ordinary income/business return income can be utilized. Please review attached rent check for use of rental income for property #2 (XXXX XXXXX) and b2 paycheck reflecting a YTD calculation of $XX,XXX / XX.XX = $XXXX.XX. If these items have already been considered in the audit DTI please provide DTI breakdown for review.

05/29/2018:  Audit reviewed Lender's rebuttal and original loan file.  Recalculated YTD P&L to include depreciation.  YTD income is higher that 2 year average.  Using 2 year average, DTI 42.34%.  Condition cleared.

Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	fdf8fb54-7d5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Missing evidence of hazard insurance for primary residence (REO #1) reflected on final loan application. Also, missing evidence of hazard insurance on REO #3 Parcel 1 & 2 reflected in final loan application.  Additional conditions may apply.
05/30/2018: Received evidence of insurance for primary residence. REO #3 is vacant land, no insurance required. Condition cleared.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	9781d1d6-7e5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	cf230a24-7f5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in file section H reflects a Closing Fee paid to Title company; this fee belongs on Section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300728180	afa66acb-7f5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided.		05/30/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower self-employed 23 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34.30 months reserves

300795282	7a574266-2c73-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300795282	c27eda7c-2c73-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp fee and the State Tax Stamp fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  The payee for each fee is cited to be Other.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300795282	fd964d4d-2c73-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies